Income taxes - Analysis of deferred tax assets and deferred tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Deferred tax assets to be recovered within 12 months	$ 592	$ 420
Deferred tax assets to be recovered after more than 12 months	11,955	20,349
Sub-total	12,547	20,769
Deferred tax liabilities
Deferred tax liabilities to be recovered within 12 months	(117)	(303)
Deferred tax liabilities to be recovered after more than 12 months	(29,610)	(17,093)
Sub-total	(29,727)	(17,396)
Net deferred tax assets(liabilities)	$ (17,180)	$ 3,373	$ 28,099	$ 59,351